Related Party Transactions	9 Months Ended	12 Months Ended
	Aug. 31, 2023	Nov. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 — Related Party Transactions

During May 2023, the Company’s former CEO, Ioanna Kallidou, forgave liabilities totaling $146,593 consisting of accrued payroll and a related party loan. As a result of the forgiveness, a contribution was recorded to additional paid in capital during May 2023. As of August 31, 2023, no balances due to Ioanna Kallidou were outstanding.

During August 2023, the Company’s CEO loaned the Company $200,000. This is recorded in loans payable on the balance sheet.

Note 5 — Related Party Transactions

During the years ended November 30, 2022 and 2021, the Company’s director loaned to the Company $34,380 and $10,849, respectively.

As of November 30, 2022 and November 30, 2021, our sole director has a total outstanding balance of $72,774 and $38,394, respectively. This loan is unsecured, non-interest bearing and due on demand.

As of November 30, 2022 and November 30, 2021, the payroll liability to our sole director was $49,000 and $0, respectively.